Partnership Units and Related Matters, Distributions (Details) $ / shares in Units, $ in Thousands		3 Months Ended															12 Months Ended
		Dec. 31, 2015 USD ($) $ / shares	Sep. 30, 2015 USD ($) $ / shares		Jun. 30, 2015 USD ($) $ / shares		Mar. 31, 2015 USD ($) $ / shares		Dec. 31, 2014 USD ($) $ / shares	Sep. 30, 2014 USD ($) $ / shares	Jun. 30, 2014 USD ($) $ / shares	Mar. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares	Sep. 30, 2013 USD ($) $ / shares	Jun. 30, 2013 USD ($) $ / shares	Mar. 31, 2013 USD ($) $ / shares	Dec. 31, 2015 USD ($) Distribution
Partnership Equity [Abstract]
Number of days from end of each quarter by when cash is distributed to unit holders																	45 days
Distributions Declared [Member]
Distributions declared and/or paid by the Partnership [Abstract]
Date paid		Feb. 09, 2016
Distributions to limited partners common		$ 152,500
Distributions to general partners (incentive)	[1]	43,900
Distributions to general partners (2%)		4,000
Total distributions to general and limited partners		200,400
Distributions to Targa Resources Corp.		$ 61,400
Distributions per limited partner unit (in dollars per unit) | $ / shares		$ 0.8250
Distributions Paid [Member]
Distributions declared and/or paid by the Partnership [Abstract]
Date paid			Nov. 13, 2015		Aug. 14, 2015		May 15, 2015		Feb. 13, 2015	Nov. 14, 2014	Aug. 14, 2014	May 15, 2014	Feb. 14, 2014	Nov. 14, 2013	Aug. 14, 2013	May 15, 2013
Distributions to limited partners common			$ 152,500		$ 152,500		$ 148,300		$ 96,300	$ 92,300	$ 89,500	$ 87,200	$ 84,000	$ 79,400	$ 75,800	$ 71,700
Distributions to general partners (incentive)			43,900	[1]	43,900	[1]	41,700	[1]	38,400	36,000	33,700	31,700	29,500	26,900	24,600	22,100
Distributions to general partners (2%)			4,000		4,000		3,900		2,700	2,600	2,500	2,400	2,300	2,200	2,000	1,900
Total distributions to general and limited partners			200,400		200,400		193,900		137,400	130,900	125,700	121,300	115,800	108,500	102,400	95,700
Distributions to Targa Resources Corp.			$ 61,400		$ 61,400		$ 59,000		$ 51,600	$ 48,900	$ 46,300	$ 44,000	$ 41,500	$ 38,600	$ 35,900	$ 33,000
Distributions per limited partner unit (in dollars per unit) | $ / shares			$ 0.8250		$ 0.8250		$ 0.8200		$ 0.8100	$ 0.7975	$ 0.7800	$ 0.7625	$ 0.7475	$ 0.7325	$ 0.7150	$ 0.6975
Atlas Pipeline Partners [Member]
Distributions declared and/or paid by the Partnership [Abstract]
Reallocation of IDR payments to common unitholders		$ 9,375	$ 9,375		$ 9,375		$ 9,375
Number of quarterly distributions that will be reduced | Distribution																	16
Atlas Pipeline Partners [Member] | Distribution Rights First Quarter for 2016 [Member]
Distributions declared and/or paid by the Partnership [Abstract]
Reallocation of IDR payments to common unitholders																	$ 6,250

[1]	"Pursuant to the IDR Giveback Amendment in conjunction with the Atlas mergers, IDR's of $9.375 million were allocated to common unitholders in each of the quarters for 2015. The IDR Giveback Amendment covers sixteen quarterly distribution declarations following the completion of the Atlas mergers on February 27, 2015 and resulted in reallocation of IDR payments to common unitholders in the following amounts: $9.375 million per quarter for 2015. The IDR Giveback will result in reallocation of IDR payments to common unitholders of $6.25 million in the first quarter for 2016."